Derivative Financial Instruments - Summary of Fair Value of Financial Assets and Financial Liabilities (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Participating cross currency swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Net derivative financial assets (liabilities)	₺ 797,060	₺ 495,436	₺ 653,142
Increase (decrease) in fair value if mid prices used	(168,882)	(116,684)
Level 2 | FX swap, currency, interest swap and option contracts [member]
Disclosure of detailed information about financial instruments [line items]
Net derivative financial assets (liabilities)	100,440	351,768
Net derivative financial assets (liabilities) held for trading	70,062	301,597
Net derivative financial assets (liabilities) held for hedging	₺ 30,378	50,171
Valuation Techniques	Present value of the estimated future cash flows based on observable yield curves and end period FX rates
Level 2 | Currency forward contracts [member]
Disclosure of detailed information about financial instruments [line items]
Net derivative financial assets (liabilities)	₺ (2,813)	7,585
Net derivative financial assets (liabilities) held for trading	₺ (2,813)	7,585
Valuation Techniques	Forward exchange rates at the balance sheet date
Level 3 [member] | Participating cross currency swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Net derivative financial assets (liabilities)	₺ 797,060	495,436
Net derivative financial assets (liabilities) held for trading	251,666	62,159
Net derivative financial assets (liabilities) held for hedging	₺ 545,394	₺ 433,277
Valuation Techniques	Pricing models based on discounted cash Present value of the estimated future cash flows based on unobservable yield curves and end period FX rates